Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Timing of Grants and Equity Awards
Neither the Board nor the Compensation Committee takes material non-public information into account when determining the timing of equity awards and we do not time the release of material nonpublic information based on equity award grant dates. The Company did not grant awards of stock options, stock appreciation rights or similar option-like instruments in 2024. Accordingly, we have nothing to report under Item 402(x) of Regulation S-K.

Award Timing Method	The Company did not grant awards of stock options, stock appreciation rights or similar option-like instruments in 2024.
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	Neither the Board nor the Compensation Committee takes material non-public information into account when determining the timing of equity awards and we do not time the release of material nonpublic information based on equity award grant dates.
MNPI Disclosure Timed for Compensation Value	false